SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-57689)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 69	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.73	[X]

VANGUARD MUNICIPAL BOND FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing become effective on October 21, 2010, pursuant to Rule
(B)(1)(III) of Rule 485. This Post-Effective Amendment is being made to extend the date of effectiveness for previously filed Post-Effective Amendments (Post-Effective
Amendment No. 67 and 68).

September 21, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Municipal Bond Funds (the Trust)
File No. 2-57689

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effec-
tive Amendment No. 69 to the Trust’s Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust’s 67th and 68th Post-Effective Amendments. By way
of further background:

•	Post-Effective Amendment No. 67 was filed under Rule 485(a) on June 24, 2010, to add three new series to the Trust, each of which will offer Admiral and ETF Shares, and will be known as
Vanguard Short-Term Municipal Bond Index Fund, Vanguard Intermediate-Term Municipal Bond
Index Fund; and Vanguard Long-Term Municipal Bond Index Fund. We requested that Post-
Effective Amendment No. 67 become effective on the 75th day after filing.
•	Post-Effective Amendment No. 68 was filed under Rule 485(b) on September 2, 2010, and responded to comments of the Commission’s Staff regarding the prior 485(a) filing, and included updated exhibits to the Trust’s Registration Statement. Post-Effective Amendment No.
68 requested a new effective date of September 22, 2010, for both amendments 67 and 68.

The contents of Post-Effective Amendments No. 67 and 68 are hereby incorporated by reference into this filing, which we propose to become effective on October 21, 2010. Please contact me at
(610) 669-2689 with any questions or comments that you have concerning this amendment or the requested effective date. Thank you.

Sincerely,

Nathan M. Will
Associate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act), and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 21st day of September, 2010.

VANGUARD MUNICIPAL BOND FUNDS

BY:___________/s/ F. William McNabb III*

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	September 21, 2010
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	September 21, 2010
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	September 21, 2010
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	September 21, 2010
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	September 21, 2010
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	September 21, 2010
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	September 21, 2010
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	September 21, 2010
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	September 21, 2010
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	September 21, 2010
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.